UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            JUNE 30, 2003
                                                    ----------------------------

Check here if Amendment [  ] ; Amendment Number:
                                                  ---------
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------

Form 13F File Number:  028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ SHANNA S. SULLIVAN               GREENWICH, CT            JULY 23, 2003
  ---------------------------    --------------------------    -----------------
         (Signature)                    (City, State)               (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here  if no holdings reported  are in this  report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if  a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         56
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,335,737
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                       NONE

               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                           6/30/2003

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              Item 1                Item 2   Item 3        Item 4  Item 5           Item 6         Item 7          Item 8
          Name of Issuer            Title     Cusip    Mkt. Value  Shares   INVESTMENT DISCRETION  Mgrs.      VOTING AUTHORITY
                                                                            ---------------------             ----------------
                                      of     Number       x $1000            Sole   Shared  Other          Sole    Shared    None
                                    Class                                     (A)    (B)     (C)           (A)      (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.          COMMON   00817Y108      94,345 1,567,200    X                         1,396,200       0  171,000
Altria Group, Inc.                 COMMON   02209S103         913    20,100    X                                0        0   20,100
Ambac Financial Group, Inc         COMMON   023139108      54,299   819,600    X                          733,500        0   86,100
AOL Time Warner                    COMMON   00184A105     104,117 6,470,900    X                         5,778,700       0  692,200
A O N Corporation                  COMMON   037389103     101,878 4,230,800    X                         3,769,700       0  461,100
Baxter International Inc           COMMON   071813109      53,365 2,052,500    X                         1,828,900       0  223,600
Beckman Coulter, Inc               COMMON   075811109      13,175   324,200    X                          300,200        0   24,000
Berkshire Hathaway, Inc.           COMMON   084670108     144,855     1,998    X                            1,780        0      218
CenturyTel, Inc.                   COMMON   156700106      93,011 2,668,900    X                         2,367,000       0  301,900
Chubb Corporation                  COMMON   171232101      85,320 1,422,000    X                         1,267,800       0  154,200
CitiGroup, Inc.                    COMMON   172967101       1,286    30,053    X                                0        0   30,053
Citizen's Communications           COMMON   17453B101      85,948 6,667,800    X                         5,873,200       0  794,600
ConocoPhillips Inc                 COMMON   20825C104      50,400   919,700    X                          819,200        0  100,500
Countrywide Financial Corp.        COMMON   222372104      66,996   963,000    X                          857,800        0  105,200
Cypress Semiconductor Corp.        COMMON   232806109       5,302   441,800    X                          394,800        0   47,000
Dana Corporation                   COMMON   235811106      45,252 3,914,551    X                         3,416,700       0  497,851
Duke Energy Corporation            COMMON   264399106      51,311 2,572,000    X                         2,311,800       0  260,200
Devon Energy Corporation           COMMON   25179M103      50,431   944,400    X                          841,900        0  102,500
Electronic Data Systems Co.        COMMON   285661104      63,799 2,974,300    X                         2,634,200       0  340,100
Endurance Specialty Holdings       COMMON   G30397106      20,304   680,200    X                          594,700        0   85,500
Engelhard Corporation              COMMON   292845104      57,300 2,313,300    X                         2,073,200       0  240,100
Equifax Incorporated               COMMON   294429105      82,196 3,161,400    X                         2,824,600       0  336,800
Freddie Mac                        COMMON   313400301      91,970 1,811,500    X                         1,615,000       0  196,500
Fannie Mae                         COMMON   313586109       1,261    18,700    X                                0        0   18,700
Georgia Pacific Corporation        COMMON   373298108      26,591 1,403,200    X                         1,250,000       0  153,200
Goodrich Corporation               COMMON   382388106      30,899 1,471,400    X                         1,294,200       0  177,200
HCA Inc                            COMMON   404119109      17,686   552,000    X                          487,000        0   65,000
Halliburton Company                COMMON   406216101      80,723 3,509,700    X                         3,128,300       0  381,400
IMS Health, Inc.                   COMMON   449934108      43,858 2,437,900    X                         2,172,400       0  265,500
Interpublic Group of Cos.          COMMON   460690100     109,288 8,168,000    X                         7,255,700       0  912,300
KB Home Corporation                COMMON   48666K109         682    11,000    X                                0        0   11,000
King Pharmaceuticals, Inc.         COMMON   495582108      61,363 4,157,400    X                         3,713,600       0  443,800
Laboratory Corp of America         COMMON   50540R409      67,825 2,249,600    X                         1,991,000       0  258,600
Liberty Media Corporation          COMMON   530718105      99,888 8,640,800    X                         7,654,100       0  986,700
MBIA Inc.                          COMMON   55262C100      47,985   984,300    X                          887,800        0   96,500
Marathon Oil Corporation           COMMON   565849106      90,752 3,444,100    X                         3,052,100       0  392,000
McDonald's Corporation             COMMON   580135101      80,918 3,668,100    X                         3,267,900       0  400,200
Merck & Co. Inc.                   COMMON   589331107         872    14,400    X                                0        0   14,400
Occidental Petroleum Corp          COMMON   674599105      49,295 1,469,300    X                         1,309,500       0  159,800
Omnicare, Inc.                     COMMON   681904108     108,912 3,223,200    X                         2,869,100       0  354,100
Presidential Life Corporation      COMMON   740884101         141    10,000    X                                0        0   10,000
Quest Diagnostics, Inc.            COMMON   74834L100      35,058   549,500    X                          488,800        0   60,700
Republic Services Inc.             COMMON   760759100      77,402 3,414,300    X                         3,044,400       0  369,900
SPX Corporation                    COMMON   784635104      98,042 2,225,200    X                         1,987,600       0  237,600
Safeway, Inc.                      COMMON   786514208      67,428 3,295,600    X                         2,940,100       0  355,500
Schering Plough Inc.               COMMON   806605101      59,276 3,186,900    X                         2,809,300       0  377,600
Sprint Corporation                 COMMON   852061100         425    29,500    X                                0        0   29,500
TJX Companies, Inc.                COMMON   872540109         716    38,000    X                                0        0   38,000
TXU Corporation                    COMMON   873168108      91,273 4,065,600    X                         3,622,600       0  443,000
Telephone & Data Systems           COMMON   879433100      64,789 1,303,600    X                         1,164,500       0  139,100
Textron Incorporated               COMMON   883203101      60,503 1,550,554    X                         1,357,954       0  192,600
Thermo Electron Corporation        COMMON   883556102      95,042 4,521,500    X                         4,030,800       0  490,700
Triad Hospitals, Inc.              COMMON   89579K109      76,803 3,094,400    X                         2,766,100       0  328,300
Tyco International Ltd.            COMMON   902124106      87,913 4,631,900    X                         4,137,000       0  494,900
Watson Pharmaceuticals, Inc.       COMMON   942683103     130,714 3,237,900    X                         2,883,500       0  354,400
Weatherford International Ltd.     COMMON   G95089101      53,640 1,280,200    X                         1,142,100       0  138,100

   TOTALS:                            56                3,335,737